Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Organization and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for Howard W. Robin(1) ($)	Compensation Actually Paid to Howard W. Robin(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Relative TSR Percentile(5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	11,275,830	(8,738,814)	3,091,330	(3,426,583)	10.47	113.65	(368)	9th
2021	11,153,616	8,032,023	4,377,734	3,290,039	62.59	126.45	(524)	52nd
2020	11,241,149	6,456,336	4,379,031	2,020,372	78.76	126.42	(444)	30th

(1)	Howard W. Robin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Gil M. Labrucherie	Gil M. Labrucherie	Gil M. Labrucherie
Mark A. Wilson	Mark A. Wilson	Jillian Thomsen
Jonathan Zalevsky	Jonathan Zalevsky	Mark A. Wilson
John Northcott	John Northcott	Jonathan Zalevsky
John Northcott
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Howard W. Robin ($)	Exclusion of Stock Awards and Option Awards for Howard W. Robin ($)	Inclusion of Equity Values for Howard W. Robin ($)	Compensation Actually Paid to Howard W. Robin ($)
2022	11,275,830	(9,441,747)	(10,572,897)	(8,738,814)
2021	11,153,616	(9,018,286)	5,896,693	8,032,023
2020	11,241,149	(9,000,374)	4,215,561	6,456,336

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,091,330	(2,147,011)	(4,370,902)	(3,426,583)
2021	4,377,734	(3,246,995)	2,159,300	3,290,039
2020	4,379,031	(3,212,381)	853,722	2,020,372
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Howard W. Robin ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Howard W. Robin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Howard W. Robin ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Howard W. Robin ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Howard W. Robin ($)	Total - Inclusion of Equity Values for Howard W. Robin ($)
2022	3,767,091	(10,961,983)	323,187	(3,020,288)	(680,904)	(10,572,897)
2021	9,295,631	(3,098,368)	—	(300,570)	—	5,896,693
2020	7,998,651	(3,330,924)	—	(452,166)	—	4,215,561

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	856,627	(1,982,867)	73,492	(729,142)	(2,589,012)	(4,370,902)
2021	3,346,858	(1,258,934)	—	71,376	—	2,159,300
2020	2,849,255	(1,668,738)	—	(326,795)	—	853,722
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Relative TSR Percentile (relative to the NASDAQ Biotechnology Index) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Relative TSR Percentile
Named Executive Officers, Footnote [Text Block]
(1)	Howard W. Robin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Gil M. Labrucherie	Gil M. Labrucherie	Gil M. Labrucherie
Mark A. Wilson	Mark A. Wilson	Jillian Thomsen
Jonathan Zalevsky	Jonathan Zalevsky	Mark A. Wilson
John Northcott	John Northcott	Jonathan Zalevsky
John Northcott

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 11,275,830	$ 11,153,616	$ 11,241,149
PEO Actually Paid Compensation Amount	$ (8,738,814)	8,032,023	6,456,336
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Howard W. Robin ($)	Exclusion of Stock Awards and Option Awards for Howard W. Robin ($)	Inclusion of Equity Values for Howard W. Robin ($)	Compensation Actually Paid to Howard W. Robin ($)
2022	11,275,830	(9,441,747)	(10,572,897)	(8,738,814)
2021	11,153,616	(9,018,286)	5,896,693	8,032,023
2020	11,241,149	(9,000,374)	4,215,561	6,456,336
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Howard W. Robin ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Howard W. Robin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Howard W. Robin ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Howard W. Robin ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Howard W. Robin ($)	Total - Inclusion of Equity Values for Howard W. Robin ($)
2022	3,767,091	(10,961,983)	323,187	(3,020,288)	(680,904)	(10,572,897)
2021	9,295,631	(3,098,368)	—	(300,570)	—	5,896,693
2020	7,998,651	(3,330,924)	—	(452,166)	—	4,215,561

Non-PEO NEO Average Total Compensation Amount	$ 3,091,330	4,377,734	4,379,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,426,583)	3,290,039	2,020,372
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,091,330	(2,147,011)	(4,370,902)	(3,426,583)
2021	4,377,734	(3,246,995)	2,159,300	3,290,039
2020	4,379,031	(3,212,381)	853,722	2,020,372
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	856,627	(1,982,867)	73,492	(729,142)	(2,589,012)	(4,370,902)
2021	3,346,858	(1,258,934)	—	71,376	—	2,159,300
2020	2,849,255	(1,668,738)	—	(326,795)	—	853,722

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Compensation Actually Paid and Relative TSR (Percentile Rank)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Relative TSR Percentile during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Total Shareholder Return Amount	$ 10.47	62.59	78.76
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (368,000,000)	$ (524,000,000)	$ (444,000,000)
Company Selected Measure Amount	9	52	30
PEO Name	Howard W. Robin	Howard W. Robin	Howard W. Robin
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,441,747)	$ (9,018,286)	$ (9,000,374)
PEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,572,897)	5,896,693	4,215,561
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,767,091	9,295,631	7,998,651
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,961,983)	(3,098,368)	(3,330,924)
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted during Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,187	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,020,288)	(300,570)	(452,166)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(680,904)	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,147,011)	(3,246,995)	(3,212,381)
Non-PEO NEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,370,902)	2,159,300	853,722
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	856,627	3,346,858	2,849,255
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,982,867)	(1,258,934)	(1,668,738)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted during Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,492	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(729,142)	71,376	(326,795)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,589,012)	$ 0	$ 0